Accrued liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued professional fees	$ 225	$ 704	$ 1,695
Accrued sales tax	412	1,009	1,233
Accrued payroll and benefits	1,147	913	994
Accrued trade promotions	112	106	357
Accrued dividends		0	256
Accrued interest	24	86	109
Other	170	185	77
Total accrued liabilities	$ 2,090	$ 3,003	$ 4,721